Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Shipping income
Revenue	$ 932,377,000	$ 600,024,000	[1]	$ 513,368,000	[1]
Gains on disposal of vessels/other tangible assets (Note 8)	14,879,000	19,138,000	[1]	36,538,000	[1]
Other operating income	10,094,000	4,775,000	[1]	4,902,000	[1]
Total shipping income	957,350,000	623,937,000	[1]	554,808,000	[1]
Operating expenses
Voyage expenses and commissions	(144,681,000)	(141,416,000)	[1]	(62,035,000)	[1]
Vessel operating expenses	(211,795,000)	(185,792,000)	[1]	(150,427,000)	[1]
Charter hire expenses	(604,000)	(31,114,000)	[1]	(31,173,000)	[1]
Losses on disposal of vessels/other tangible assets	(75,000)	(273,000)	[1]	(21,027,000)	[1]
Impairment on non-current assets held for sale	0	2,995,000	[1]	0	[1]
Depreciation tangible assets	(337,646,000)	(270,582,000)	[1]	(229,777,000)	[1]
Depreciation intangible assets	(56,000)	(111,000)	[1]	(95,000)	[1]
General and administrative expenses	(66,890,000)	(66,232,000)	[1]	(46,868,000)	[1]
Total operating expenses	(761,747,000)	(698,515,000)	[1]	(541,402,000)	[1]
RESULT FROM OPERATING ACTIVITIES	195,603,000	(74,578,000)	[1]	13,406,000	[1]
Finance income	20,572,000	15,023,000	[1]	7,266,000	[1]
Finance expenses	(119,803,000)	(89,412,000)	[1]	(50,729,000)	[1]
Net finance expenses	(99,231,000)	(74,389,000)	[1]	(43,463,000)	[1]
Gain on bargain purchase	0	23,059,000	[1],[2]	0	[1],[2]
Share of profit (loss) of equity accounted investees (net of income tax)	16,460,000	16,076,000	[1]	30,082,000	[1]
PROFIT (LOSS) BEFORE INCOME TAX	112,832,000	(109,832,000)	[1]	25,000	[1]
Income tax expense	(602,000)	(238,000)	[1]	1,358,000	[1]
PROFIT (LOSS) FOR THE PERIOD	112,230,000	(110,070,000)	[1],[2],[3]	1,383,000	[1],[2],[3]
Attributable to:
Owners of the company	112,230,267	(110,069,928)	[1]	1,382,530	[1]
Operating segments | Tankers
Shipping income
Revenue	933,823,000	600,024,000		513,399,000
Gains on disposal of vessels/other tangible assets (Note 8)	14,879,000	19,138,000		36,538,000
Other operating income	10,075,000	4,775,000		4,902,000
Total shipping income	958,777,000	623,937,000		554,839,000
Operating expenses
Voyage expenses and commissions	(145,047,000)	(141,416,000)		(62,035,000)
Vessel operating expenses	(212,010,000)	(185,792,000)		(150,391,000)
Charter hire expenses	(604,000)	(31,114,000)		(31,173,000)
Losses on disposal of vessels/other tangible assets	(75,000)	(273,000)		(21,027,000)
Impairment on non-current assets held for sale	0	2,995,000		0
Depreciation tangible assets	(338,036,000)	(270,582,000)		(229,777,000)
Depreciation intangible assets	(56,000)	(111,000)		(95,000)
General and administrative expenses	(66,958,000)	(66,235,000)		(46,871,000)
Total operating expenses	(762,786,000)	(698,518,000)		(541,369,000)
RESULT FROM OPERATING ACTIVITIES	195,991,000	(74,581,000)		13,470,000
Finance income	20,399,000	15,023,000		7,267,000
Finance expenses	(119,809,000)	(89,412,000)		(50,730,000)
Net finance expenses	(99,410,000)	(74,389,000)		(43,463,000)
Gain on bargain purchase	0	23,059,000		0
Share of profit (loss) of equity accounted investees (net of income tax)	440,000	220,000		150,000
PROFIT (LOSS) BEFORE INCOME TAX	97,021,000	(125,691,000)		(29,843,000)
Income tax expense	(602,000)	(238,000)		1,358,000
PROFIT (LOSS) FOR THE PERIOD	96,418,000	(125,929,000)		(28,485,000)
Attributable to:
Owners of the company	96,418,000	(125,929,000)		(28,485,000)
Operating segments | FSO
Shipping income
Revenue	49,461,000	49,155,000		59,513,000
Gains on disposal of vessels/other tangible assets (Note 8)	0	0		0
Other operating income	3,351,000	72,000		234,000
Total shipping income	52,812,000	49,227,000		59,747,000
Operating expenses
Voyage expenses and commissions	2,000	(1,000)		(304,000)
Vessel operating expenses	(12,657,000)	(9,637,000)		(9,157,000)
Charter hire expenses	0	0		0
Losses on disposal of vessels/other tangible assets	0	0		0
Impairment on non-current assets held for sale	0	0		0
Depreciation tangible assets	(18,071,000)	(18,071,000)		(18,071,000)
Depreciation intangible assets	0	0		0
General and administrative expenses	(283,000)	(425,000)		(30,000)
Total operating expenses	(31,009,000)	(28,134,000)		(27,562,000)
RESULT FROM OPERATING ACTIVITIES	21,803,000	21,093,000		32,185,000
Finance income	147,000	160,000		197,000
Finance expenses	(4,558,000)	(3,795,000)		(1,026,000)
Net finance expenses	(4,411,000)	(3,635,000)		(829,000)
Gain on bargain purchase	0	0		0
Share of profit (loss) of equity accounted investees (net of income tax)	0	0		0
PROFIT (LOSS) BEFORE INCOME TAX	17,392,000	17,458,000		31,356,000
Income tax expense	(1,581,000)	(1,599,000)		(1,488,000)
PROFIT (LOSS) FOR THE PERIOD	15,812,000	15,859,000		29,868,000
Attributable to:
Owners of the company	15,812,000	15,859,000		29,868,000
Less: Equity-accounted investees
Shipping income
Revenue	50,907,000	49,155,000		59,544,000
Gains on disposal of vessels/other tangible assets (Note 8)	0	0		0
Other operating income	3,332,000	72,000		234,000
Total shipping income	54,239,000	49,227,000		59,778,000
Operating expenses
Voyage expenses and commissions	(364,000)	(1,000)		(304,000)
Vessel operating expenses	(12,872,000)	(9,637,000)		(9,121,000)
Charter hire expenses	0	0		0
Losses on disposal of vessels/other tangible assets	0	0		0
Impairment on non-current assets held for sale	0	0		0
Depreciation tangible assets	(18,461,000)	(18,071,000)		(18,071,000)
Depreciation intangible assets	0	0		0
General and administrative expenses	(351,000)	(428,000)		(33,000)
Total operating expenses	(32,048,000)	(28,137,000)		(27,529,000)
RESULT FROM OPERATING ACTIVITIES	22,191,000	21,090,000		32,249,000
Finance income	(26,000)	160,000		198,000
Finance expenses	(4,564,000)	(3,795,000)		(1,027,000)
Net finance expenses	(4,590,000)	(3,635,000)		(829,000)
Gain on bargain purchase	0	0		0
Share of profit (loss) of equity accounted investees (net of income tax)	(16,020,000)	(15,856,000)		(29,932,000)
PROFIT (LOSS) BEFORE INCOME TAX	1,581,000	1,599,000		1,488,000
Income tax expense	(1,581,000)	(1,599,000)		(1,488,000)
PROFIT (LOSS) FOR THE PERIOD	0	0		0
Attributable to:
Owners of the company	$ 0	$ 0		$ 0

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	.
[3]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.